CERTAMX

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05004005

1-32401

American Stock Exchange
86 Trinity Place
New York, NY 10006

RECD S.E.C.
FEB 15 2005
1086

February 15, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on January 4, 2005 the American Stock Exchange LLC (the "Exchange") received from Veri-Tek International, Corp. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, no par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

PROCESSED
FEB 15 2005
THOMSON
FINANCIAL

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl

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